Offerings - Offering: 1	May 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit	20.55
Maximum Aggregate Offering Price	$ 35,962,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,505.86
Offering Note	Covers Class A common stock, par value $0.0001 per share, of Claritev Corporation ("Common Stock"); calculated pursuant to Rule 457(c) and Rule 457(h)(1) under the Securities Act based on a price of $20.55 per share of Common Stock, which is the average of the high and low price per share of Common Stock as reported by the New York Stock Exchange on May 8, 2025.